Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	May 06, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Marketing and Advertising Expense, Total		$ 963,000	$ 882,000	$ 922,000
Advertising Expense		198,000	261,000	$ 287,000
Operating Lease, Right-of-Use Asset		4,156,000	3,699,000
Operating Lease, Liability, Total		$ 2,956,000	$ 2,759,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset					$ 1,265,000
Operating Lease, Liability, Total					$ 1,265,000
Paycheck Protection Program CARES Act [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 604,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		50 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number Of Customers		2	2
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage		14.00%	14.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Concentration Risk, Percentage		11.00%	12.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number Of Customers		2	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage		9.00%	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage		19.00%	21.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Number of Vendors		4	2
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor One [Member]
Concentration Risk, Percentage		32.00%	34.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Two [Member]
Concentration Risk, Percentage		19.00%	19.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Three [Member]
Concentration Risk, Percentage		11.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Vendor Four [Member]
Concentration Risk, Percentage		10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Number of Vendors		4	2
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Concentration Risk, Percentage		18.00%	23.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk, Percentage		23.00%	32.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Three [Member]
Concentration Risk, Percentage		18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor Four [Member]
Concentration Risk, Percentage		12.00%